Labor Social Security and Share-based payment Liabilities - Summary of Labor Social Security and Share-based payment Liabilities (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Disclosure of Labor and Social Security liability [abstract]
Labor liabilities and related social charges	R$ 13,565	R$ 26,669
Accrued annual payments and related social charges	22,394	70,063
Total labor and social security liabilities	35,959	R$ 96,732
Share-based payments (Note 26)	217,487
Total share-based payments	R$ 217,487